FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-6239


                          Tax-Free Fund For Utah
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2009

                  Date of reporting period: September 30, 2009


Item 1. Schedule of Investments.


                             TAX-FREE FUND FOR UTAH
                             SCHEDULE OF INVESTMENTS
                               September 30, 2009
                                   (unaudited)


                                                                                     Rating
 Principal                                                                           Moody's/
   Amount         General Obligation Bonds (12.3%)                                       S&P         Value  (a)

------------   ---------------------------------------------------------------------------------------------------

               City, County and State (7.9%)
               -------------------------------------------------------------------

               Alamo, Texas Community College District

  $ 595,000    4.375%, 02/15/25 National Public Finance Guarantee Insured           Aa1/AA+           $   612,451


               Anderson, Indiana San District
    505,000    4.600%, 07/15/23 AMBAC Insured                                        A3/A-                524,488

               Cedar City, Utah Special Improvement District Assessment

    235,000    5.050%, 09/01/10                                                      NR/NR*               233,332

    215,000    5.200%, 09/01/11                                                      NR/NR*               211,517


               Cedar Park, Texas
    835,000    4.500%, 02/15/22 National Public Finance Guarantee Insured            A1/AA-               863,006

               Coral Canyon, Utah Special Service District
    140,000    4.850%, 07/15/17                                                      NR/NR*               117,905

    580,000    5.700%, 07/15/18                                                      NR/NR*               514,692


               Dawson County, Texas Hospital District
    555,000    4.375%, 02/15/24 AMBAC Insured                                       NR/BBB+               523,454

               Denton County, Texas
    700,000    4.500%, 07/15/24 National Public Finance Guarantee Insured           Aa1/AAA               732,935
    400,000    4.500%, 07/15/25 National Public Finance Guarantee Insured           Aa1/AAA               416,488
  1,500,000    4.250%, 07/15/27 National Public Finance Guarantee Insured           Aa1/AAA             1,535,415

               Harris County, Texas Utility District  #268
    905,000    4.375%, 09/01/27 Radian Insured                                      NR/BBB-               840,093

               Houston, Texas Public Improvement
  1,500,000    5.000%, 03/01/29                                                      Aa3/AA             1,638,705

               Hurricane, Utah

     65,000    5.400%, 11/01/09 Radian Insured                                      NR/BBB-                65,180


               King County, Washington Unlimited Tax

  1,000,000    4.500%, 12/01/25 FSA Insured                                         Aa1/AAA             1,064,530


               Laredo, Texas
    300,000    4.250%, 08/15/21 AMBAC Insured                                        A1/AA-               313,761
    500,000    4.500%, 02/15/24 AMBAC Insured                                        A1/AA-               523,235

               McKinney, Texas
  1,700,000    4.500%, 08/15/23 Syncora Guarantee Inc. Insured                      Aa2/AA+             1,799,484
  1,375,000    5.000%, 08/15/24 AMBAC Insured                                       Aa2/AA+             1,513,050
    695,000    4.375%, 08/15/25 National Public Finance Guarantee Insured           Aa2/AA+               731,828

               Mesquite, Texas
    510,000    4.625%, 02/15/22 FSA Insured                                         Aa3/AAA               545,267

               Montgomery County, Texas
  2,975,000    5.250%, 03/01/32                                                      Aa3/AA             3,293,504

               San Antonio, Texas
    125,000    4.750%, 02/01/24 FSA Insured                                         Aa1/AAA               130,494

               San Patricio County, Texas
    450,000    4.600%, 04/01/25 AMBAC Insured                                        A2/NR                475,835

               Texas State
    415,000    4.500%, 08/01/22                                                     Aa1/AA+               448,474

               Waco, Texas
  2,560,000    4.500%, 02/01/24 National Public Finance Guarantee Insured            Aa3/AA             2,628,198

               Washington County, Utah

  1,250,000    5.000%, 10/01/22 National Public Finance Guarantee Insured++          A1/NR              1,314,013


               Williamson County, Texas
    460,000    4.500%, 02/15/26 FSA Insured                                         Aa2/AAA               481,201

                                                                                                  ---------------
               Total City, County and State                                                            24,092,535
                                                                                                  ---------------

               School District (4.4%)
               -------------------------------------------------------------------

               Borger, Texas Independent School District
    400,000    4.500%, 02/15/24                                                      NR/AAA               425,200
    500,000    4.500%, 02/15/25                                                      NR/AAA               527,400

               Clint, Texas Independent School District
    265,000    4.250%, 02/15/28                                                     NR/AAA+               271,371

               Freemont County, Wyoming School District #14
    355,000    4.500%, 06/15/26                                                    NR/BBB++++             375,356

               Frisco, Texas Independent School District
  1,260,000    5.000%, 07/15/26                                                     Aaa/NR+             1,344,710

               Galena Park, Texas Independent School District
    295,000    4.625%, 08/15/25                                                     Aaa/NR+               314,520

               Harrisburg, South Dakota Independent School District  No. 41-2
  1,370,000    4.500%, 01/15/24 FSA Insured                                         Aa3/NR++            1,395,825

               La Feria, Texas Independent School District
    210,000    4.400%, 02/15/24                                                      Aaa/NR               219,786

               Lindale, Texas Independent School District
    440,000    4.250%, 02/15/21                                                      NR/AAA               463,025
  1,000,000    4.250%, 02/15/22                                                      NR/AAA             1,048,300
    445,000    4.375%, 02/15/23                                                      NR/AAA               468,536

               Lovejoy, Texas Independent School District
    200,000    4.500%, 02/15/24                                                     Aaa/AAA               209,866

               Navasota, Texas Independent School District
    475,000    5.000%, 08/15/23 National Public Finance Guarantee FGIC Insured       A3/NR                504,612

               Prosper, Texas Independent School District
    395,000    4.125%, 08/15/21                                                      NR/AAA               414,805

               Spring, Texas Independent School District
    300,000    4.750%, 08/15/23                                                     Aaa/AAA               314,637

               Uintah County, Utah School District
    455,000    4.250%, 02/01/24                                                      Aaa/NR               481,481

               Van, Texas Independent School District
    750,000    4.875%, 02/15/26                                                     Aaa/AAA               815,873

               Washington County, Utah

    440,000    5.000%, 10/01/18 Syncora Guarantee Inc. Insured                       A1/NR                476,885

    465,000    5.000%, 10/01/19 Syncora Guarantee Inc. Insured                       A1/NR                501,307

    490,000    5.000%, 10/01/20 Syncora Guarantee Inc. Insured                       A1/NR                527,559

    510,000    5.000%, 10/01/21 Syncora Guarantee Inc. Insured                       A1/NR                548,123

    535,000    5.000%, 10/01/22 Syncora Guarantee Inc. Insured                       A1/NR                571,696

    565,000    5.000%, 10/01/23 Syncora Guarantee Inc. Insured                       A1/NR                601,092

    320,000    5.000%, 10/01/24 Syncora Guarantee Inc. Insured                       A1/NR                339,690


               Washoe County, Nevada School District
    200,000    4.625%, 06/01/23 National Public Finance Guarantee FGIC Insured       Aa3/AA               207,718

                                                                                                  ---------------
               Total School District                                                                   13,369,373
                                                                                                  ---------------

               Total General Obligation Bonds                                                          37,461,908
                                                                                                  ---------------

               Revenue Bonds (86.5%)
               -------------------------------------------------------------------

               Airport (2.7%)
               -------------------------------------------------------------------

               Clark County, Nevada Airport Revenue
  2,000,000    5.500%, 07/01/22  National Public Finance Guarantee  AMT              Aa3/A+             2,013,060

               Clark County, Nevada Passenger Facility Charge
    255,000    4.750%, 07/01/22 National Public Finance Guarantee Insured AMT        Aa3/A+               256,382

               Greater Orlando Aviation Authority,  Florida Airport

  2,000,000    5.500%, 10/01/23 AMT                                                  Aa3/A+             2,069,920


               Hillsborough County, Florida Aviation Authority
  2,185,000    5.250%, 10/01/23 National Public Finance Guarantee Insured AMT        Aa3/A+             2,236,216

               Miami-Dade County, Florida Aviation Revenue
  1,700,000    5.000%, 10/01/28 Series C National Public Finance
                Guarantee Insured AMT                                                 A2/A              1,635,468

                                                                                                  ---------------
               Total Airport                                                                            8,211,046
                                                                                                  ---------------

               Education (30.6%)
               -------------------------------------------------------------------

               Broward County, Florida School Board COP
  1,780,000    4.500%, 07/01/23 Series A National Public Finance
               Guarantee FGIC Insured                                                A1/A+              1,811,328

               Carmel, Indiana 2002 School Building Corp.
  1,235,000    4.300%, 01/15/23 FSA Insured                                         Aa3/AAA             1,274,471

               Central Washington State University System Revenue

  1,265,000    4.375%, 05/01/26  FSA Insured                                        Aa3/NR++            1,320,584


               Florida State Board of Education Public Education
    210,000    4.500%, 06/01/25 FSA Insured                                         Aa1/AAA               219,148

               Hillsborough County, Florida School Board COP
    560,000    4.250%, 07/01/26 National Public Finance Guarantee Insured           Aa3/AA-               565,863

               Laredo, Texas Independent School District Public Facility Corp.

    190,000    5.000%, 08/01/24 AMBAC Insured                                        NR/A-                195,761


               La Vernia, Texas  Higher Education Finance Corp.

  3,574,300    6.500%, 03/12/38                                                      NR/NR*             3,148,672


               Nevada System Higher Education COP
  1,000,000    5.000%, 07/01/25 AMBAC Insured                                        NR/AA-             1,078,710

               Salt Lake County, Utah Westminster College Project
    825,000    4.750%, 10/01/20                                                      NR/BBB               804,317
    870,000    4.750%, 10/01/21                                                      NR/BBB               841,421
  2,300,000    5.000%, 10/01/22                                                      NR/BBB             2,259,060
  1,250,000    5.000%, 10/01/25                                                      NR/BBB             1,196,900
  2,025,000    5.125%, 10/01/28                                                      NR/BBB             1,911,134

               San Angelo, Texas Independent School District
  1,000,000    5.250%, 02/15/34 Assured Guaranty Insured                            NR/AAA++            1,072,520

               Spanish Fork City, Utah Charter School Revenue American
                Leadership Academy
  1,900,000    5.550%, 11/15/21                                                      NR/NR*             1,736,733
    945,000    5.550%, 11/15/26                                                      NR/NR*               817,094

               Texas A&M University Revenue

  1,750,000    5.000%, 07/01/34                                                     Aaa/AAA             1,959,370


               Texas State College Student Loan Revenue
    100,000    5.000%, 08/01/22 AMT                                                 Aa1/AA+               100,289

               Texas State University System Financing Revenue
    655,000    4.375%, 03/15/23 FSA Insured                                         Aa3/AAA               681,528
  2,000,000    5.250%, 03/15/25                                                     Aa3/AA-             2,233,780

               Tyler, Texas Independent School District
    325,000    5.000%, 02/15/26 FSA Insured                                         Aa3/AAA               344,386

               University of Nevada (University Revenues)
    190,000    4.500%, 07/01/24 National Public Finance Guarantee Insured           Aa3/AA-               197,043

               University of Utah COP
  3,170,000    4.350%, 12/01/26 AMBAC Insured                                       Aa3/AA-             3,332,019

               Utah County, Utah Charter School Revenue Lakeview Academy
    315,000    5.350%, 07/15/17 Series A                                             NR/NR*               287,904

               Utah County, Utah Charter School Revenue Lincoln Academy
                                                                                                                -
    950,000    5.450%, 06/15/17 Series A                                             NR/NR*               877,791

               Utah County, Utah Charter School Revenue Renaissance Academy
    340,000    5.350%, 07/15/17 Series A                                             NR/NR*               315,017

               Utah County, Utah School Facility
  1,320,000    6.500%, 12/21/25                                                      NR/NR*             1,155,766

               Utah State Board of Regents Auxiliary & Campus Facility
  1,000,000    4.125%, 04/01/20 National Public Finance Guarantee Insured            Aa2/AA             1,042,640

               Utah State Board of Regents Lease Revenue
    410,000    4.500%, 05/01/20  AMBAC Insured                                       NR/AA                439,348
    425,000    4.500%, 05/01/21  AMBAC Insured                                       NR/AA                454,125
    450,000    4.625%, 05/01/22  AMBAC Insured                                       NR/AA                481,118
    120,000    4.650%, 05/01/23  AMBAC Insured                                       NR/AA                127,964

               Utah State Board of Regents Office Facility Revenue

    450,000    5.050%, 02/01/20 National Public Finance Guarantee Insured           Baa1/AA               467,240

    360,000    5.125%, 02/01/22 National Public Finance Guarantee Insured           Baa1/AA               373,817

  1,045,000    5.000%, 04/01/23 National Public Finance Guarantee Insured           Aa3/AA-             1,126,447

               Utah State Charter School Finance Authority American Prep Academy

  6,900,000    8.000%, 03/15/39                                                      NR/NR*             7,022,130


               Utah State Charter School Finance Authority Channing Hall Academy

  1,700,000    5.750%, 07/15/22 Series A                                             NR/NR*             1,380,689


               Utah State Charter School Finance Authority Da Vinci Academy

  6,950,000    8.000%, 03/15/39                                                      NR/NR*             7,072,390


               Utah State Charter School Finance Authority Entheos Academy
  5,895,000    6.750%, 08/15/38                                                      NR/NR*             5,206,110

               Utah State Charter School Finance Authority Fast Forward Academy

  3,108,800    6.500%, 11/15/37 144A                                                 NR/NR*             2,577,941


               Utah State Charter School Finance Authority G. Washington Academy
  1,000,000    6.750%, 07/15/28                                                      NR/NR*               910,930

               Utah State Charter School Finance Authority Legacy Prep Academy
  5,745,000    6.750%, 06/15/38                                                      NR/NR*             5,771,657
  7,800,000    7.250%, 06/15/39                                                      NR/NR*             8,008,104

               Utah State Charter School Finance Authority Noah Webster Academy
  3,155,000    6.250%, 06/15/28                                                      NR/NR*             2,707,905
  1,475,000    6.500%, 06/15/38                                                      NR/NR*             1,238,794

               Utah State Charter School Finance Authority Rockwell Charter School
  1,000,000    6.750%, 08/15/28                                                      NR/NR*               909,850

               Utah State Charter School Finance Authority Ronald Wilson
               Reagan Academy

  1,250,000    5.750%, 02/15/22 Series A                                             NR/NR*             1,102,213


               Utah State Charter School Finance Authority Summit Academy

  1,425,000    5.125%, 06/15/17                                                     NR/BBB-             1,306,882


               Utah State Charter School Finance Authority Venture Academy
  7,305,000    7.250%, 11/15/38                                                      NR/NR*             7,308,872

               Washington State University Revenue

    750,000    5.000%, 10/01/19 FSA Insured                                         Aa3/AAA               764,355

    735,000    4.600%, 10/01/29 FSA Insured                                         Aa3/AAA               777,321


               Wayne Township, Indiana Marion City School Building Corp.

  1,120,000    5.000%, 07/15/26 National Public Finance Guarantee FGIC Insured       NR/AA+             1,181,230


               Weber State University, Utah Student Facilities System
  1,825,000    4.400%, 04/01/27 FSA Insured                                          NR/AAA             1,913,969

                                                                                                  ---------------
               Total Education                                                                         93,412,650
                                                                                                  ---------------

               Healthcare (1.9%)
               -------------------------------------------------------------------

               Harris County, Texas Health Facility Development Corp.
    145,000    5.000%, 11/15/28 AMBAC Insured                                         NR/A                142,194

               Indiana Finance Authority Hospital Revenue, Parkview Health System
  1,650,000    5.875%, 05/01/29                                                      A1/A+              1,701,497

               Reno, Nevada  Hospital Revenue, Washoe Medical Center

    725,000    5.000%, 06/01/23 FSA Insured                                         Aa3/AAA               739,246

    680,000    5.000%, 06/01/23 FSA Insured                                         Aa3/AAA               693,362


               Richmond, Indiana Hospital Revenue
    250,000    5.000%, 01/01/19                                                     NR/AA-++              262,238

               Salt Lake County, Utah Hospital Revenue, IHC Health Services
  1,480,000    5.500%, 05/15/16                                                     Aa1/AA+             1,585,095

               Sarasota County, Florida Public Hospital District
               Revenue, Sarasota Memorial Hospital Project
    250,000    5.625%, 07/01/39                                                     A1/NR++               261,323

               Washington State Health Care Facilities Authority
               Revenue, Coop of Puget Sound
    500,000    5.375%, 12/01/17                                                     NR/BBB+               512,115

                                                                                                  ---------------
               Total Healthcare                                                                         5,897,070
                                                                                                  ---------------

               Housing (11.9%)
               -------------------------------------------------------------------

               Alaska Housing Finance Corp. Housing Revenue
  1,000,000    4.700%, 06/01/27 AMT                                                  Aa2/AA               967,300
  1,000,000    5.250%, 12/01/28 AMT                                                  Aa2/AA             1,008,710

               Alaska State Local Housing Authority

    500,000    5.125%, 06/01/27 Series A2 AMT                                       Aaa/AAA               502,640


               Florida Housing Finance Corp.
    705,000    5.000%, 07/01/21 AMT                                                 Aa1/AA+               717,415
    500,000    6.000%, 07/01/28                                                     Aa1/AA+               539,225

               Henderson, Nevada Local Improvement District
    150,000    5.000%, 09/01/15                                                      NR/NR*                67,748
    200,000    5.000%, 09/01/16                                                      NR/NR*                90,316
    200,000    5.050%, 09/01/17                                                      NR/NR*                90,312
    200,000    5.100%, 09/01/18                                                      NR/NR*                90,308

               Indiana State Housing Finance Authority Single Family
    245,000    4.850%, 07/01/22 AMT                                                 Aaa/NR+               247,102

               Indianapolis, Indiana Multi-Family
    455,000    4.850%, 01/01/21 AMT                                                  Aaa/NR               464,541

               Miami-Dade County, Florida Housing Finance Authority
    535,000    5.000%, 11/01/23 FSA Insured AMT                                     Aa3/AAA               539,489

               Nevada Housing Multi-Family, LOC: US Bank
    995,000    4.750%, 04/01/39 AMT                                                  NR/AA-               979,279

               North Dakota Housing Authority Home Mortgage Revenue
  1,995,000    5.400%, 07/01/23 AMT                                                  Aa1/NR             2,075,379
  1,000,000    5.650%, 07/01/28 AMT                                                  Aa1/NR             1,034,070

    935,000    5.400%, 07/01/28                                                      Aa1/NR               987,061

  1,920,000    4.750%, 07/01/31 AMT                                                  Aa1/NR             1,884,384


               Orange County, Florida Housing Finance Authority
    110,000    5.150%, 03/01/22                                                      Aaa/NR               110,322

               Puerto Rico Housing Finance Authority
    850,000    5.125%, 12/01/27                                                    NR/AA-+++              907,205

               Seattle, Washington Housing Authority
    730,000    4.400%, 11/01/21 AMT                                                  NR/AAA               695,398

               Snohomish County, Washington Housing Authority

    150,000    4.750%, 09/01/10 AMT                                                  NR/NR*               148,610

    185,000    4.875%, 09/01/12 AMT                                                  NR/NR*               178,516
    225,000    5.000%, 09/01/13 AMT                                                  NR/NR*               214,178
    185,000    5.000%, 09/01/14 AMT                                                  NR/NR*               173,049
    145,000    5.100%, 09/01/15 AMT                                                  NR/NR*               133,761

               South Dakota Housing Development Authority
  2,750,000    4.900%, 05/01/26 AMT                                                 Aa1/AAA             2,722,225
    500,000    6.000%, 05/01/28                                                     Aa1/AAA               541,375

               Texas State Housing Revenue
    480,000    4.800%, 09/01/27 AMT                                                 Aa1/AAA               466,498
    980,000    5.250%, 09/01/32 AMT                                                 Aa1/AAA               990,731

               Utah Housing Corporation Single Family Mortgage

     25,000    5.250%, 07/01/23 AMT                                                  Aa2/AA                25,245

  1,210,000    5.125%, 07/01/24 AMT                                                 Aa3/AA-             1,220,128

    935,000    5.000%, 07/01/25 AMT                                                 Aa2/AA-               941,040
    535,000    5.100%, 01/01/26 AMT                                                 Aa3/AA-               537,846

    120,000    5.650%, 07/01/27 AMT                                                  Aa2/AA               121,174

  1,630,000    5.250%, 01/01/28 AMT                                                 Aa3/AA-             1,653,228
    605,000    5.200%, 01/01/28 AMT                                                 Aa3/AA-               591,660
  2,205,000    5.800%, 07/01/28 AMT                                                 Aa3/AA-             2,297,257

    970,000    5.700%, 07/01/28 AMT                                                  Aa3/AA             1,004,775

    945,000    5.500%, 07/01/28  AMT                                                Aa3/AA-               967,557

  1,295,000    6.100%, 01/01/29 AMT                                                 Aa3/AA-             1,365,241

               Utah State Housing Finance Agency
    105,000    5.700%, 07/01/15 AMT                                                 Aa3/AA-               105,002

     25,000    5.650%, 07/01/16 Series 1994C                                        Aaa/AAA                25,063

     30,000    5.400%, 07/01/16 AMT                                                  Aa2/AA                29,829

      5,000    6.000%, 07/01/17 AMT                                                 Aaa/AAA                 5,017

    520,000    5.500%, 07/01/18 AMT                                                 Aa3/AA-               530,145

     20,000    5.300%, 07/01/18 AMT                                                 Aaa/AAA                20,314

     55,000    5.000%, 07/01/18 AMT                                                 Aaa/AAA                55,174

     55,000    5.400%, 07/01/20 AMT                                                  Aa2/AA                55,898

    140,000    5.600%, 07/01/23 AMT                                                  Aa2/AA               142,398

     25,000    5.700%, 07/01/26 National Public Finance Guarantee Insured             A2/A                 25,029

               Wyoming Community Development Authority Housing Revenue

  2,000,000    5.000%, 12/01/22 Series 10 AMT                                       Aa1/AA+             2,045,820

  2,920,000    5.625%, 12/01/38                                                     Aa1/AA+             3,067,460


                                                                                                  ---------------
               Total Housing                                                                           36,399,447
                                                                                                  ---------------

               Industrial Development & Pollution Control (1.4%)
               -------------------------------------------------------------------

               Emery County, Utah Pollution Control Revenue Pacificorp Projects
  3,000,000    5.650%, 11/01/23                                                       A2/A              3,037,530

               Sandy City, Utah Industrial Development, H Shirley Wright Project,
               Refunding Bonds, LOC Olympus Bank

    250,000    6.125%, 08/01/16                                                      NR/AAA               250,498


               Utah County Environmental Improvement Revenue

  1,025,000    5.050%, 11/01/17                                                    Baa1/BBB+            1,073,626


                                                                                                  ---------------
               Total Industrial Development & Pollution Control                                         4,361,654
                                                                                                  ---------------

               Lease (10.8%)
               -------------------------------------------------------------------

               Celebration Community Development District, Florida
    290,000    5.000%, 05/01/22 National Public Finance Guarantee Insured            Baa1/A               268,259

               Clark County, Nevada Improvement District Revenue
    705,000    5.125%, 12/01/19                                                      NR/NR*               604,009

               Clark County, Nevada Improvement District Special Local
               Improvement #128 (Summerlin)
    500,000    5.000%, 02/01/21 Series A                                             NR/NR*               336,885

               Davis County, Utah  Lease Revenue DMV Project
     78,000    5.400%, 11/01/17                                                      NR/NR*                77,998
     83,000    5.450%, 11/01/18                                                      NR/NR*                82,993
     87,000    5.500%, 11/01/19                                                      NR/NR*                86,796
     92,000    5.550%, 11/01/20                                                      NR/NR*                91,545
     97,000    5.600%, 11/01/21                                                      NR/NR*                95,990
    103,000    5.650%, 11/01/22                                                      NR/NR*               101,315
    108,000    5.700%, 11/01/23                                                      NR/NR*               105,747
    115,000    5.700%, 11/01/24                                                      NR/NR*               111,381
    121,000    5.750%, 11/01/25                                                      NR/NR*               116,813
    128,000    5.750%, 11/01/26                                                      NR/NR*               122,497

               Marion County, Indiana Convention & Recreational
               Facilities Authority
    405,000    5.000%, 06/01/27 National Public Finance Guarantee Insured            Baa1/A               405,360

               Middle Village, Florida Community Development District
               Special Assessment Revenue

  1,130,000    6.750%, 05/01/25                                                      NR/NR*             1,005,395


               New Albany, Indiana Development Authority
    500,000    4.250%, 02/01/22                                                      NR/A-                510,390

               Poinciana West, Florida Community Development District
               Special Assessment Revenue

  1,000,000    5.875%, 05/01/22                                                      NR/NR*               821,670


               Port Saint Lucie, Florida Special Assessment Revenue
               Southwest Annexation District 1-B

    500,000    5.000%, 07/01/27 National Public Finance Guarantee Insured            Baa1/A               491,875


               Red River, Texas Higher Education TCU Project
  1,000,000    4.375%, 03/15/25                                                     Aa3/NR++            1,027,970

               Salt Lake Valley, Utah Fire Service District Lease Revenue

  1,170,000    5.200%, 04/01/28                                                     Aa3/NR++            1,264,091

  1,000,000    5.250%, 04/01/30                                                     Aa3/NR++            1,072,110


               South Dakota State Building Authority Revenue
    500,000    4.500%, 06/01/24 National Public Finance Guarantee FGIC Insured       NR/AA-               523,040

               Tolomato Community, Florida Development District
               Special Assessment Revenue

  1,000,000    6.450%, 05/01/23                                                      NR/NR*               810,420


               Tooele County, Utah Municipal Building Authority School
               District Lease Revenue

  1,000,000    5.000%, 06/01/28                                                      A3/A+              1,023,210


               Twin Creeks, Utah Special Service District BAN

 12,000,000    7.250%, 07/15/10                                                      NR/NR*            11,891,520


               Uintah County, Utah Municipal Building Authority Lease Revenue

  1,500,000    5.300%, 06/01/28                                                      NR/A+              1,593,990


               Utah State Building Ownership Authority
    465,000    5.000%, 05/15/21                                                     Aa1/AA+               506,120
  1,755,000    5.250%, 05/15/23                                                     Aa1/AA+             1,883,115
    510,000    5.000%, 05/15/23                                                     Aa1/AA+               551,035
  1,845,000    5.250%, 05/15/24                                                     Aa1/AA+             1,974,021

  1,080,000    5.000%, 05/15/25                                                     Aa1/AA+             1,142,262


               West Bountiful, Utah Courthouse Revenue

    410,000    5.000%, 05/01/19                                                     NR/A+++               457,880


               West Valley City, Utah Municipal Building Authority
               Lease Revenue Refunding
  1,890,000    4.375%, 08/01/26 Series A National Public Finance
               Guarantee FGIC Insured                                                NR/A+              1,946,662

                                                                                                  ---------------
               Total Lease                                                                             33,104,364
                                                                                                  ---------------

               Tax Revenue (10.6%)
               -------------------------------------------------------------------

               Aqua Isles, Florida Community Development District Revenue

    945,000    7.000%, 05/01/38                                                      NR/NR*               730,116


               Bay County, Florida Sales Tax Revenue
    170,000    4.750%, 09/01/23 FSA Insured                                         Aa3/NR++              170,272

               Bountiful, Utah Special Improvement District Special
               Assessment Revenue

    203,000    5.000%, 06/01/14                                                      NR/NR*               187,085

    213,000    5.150%, 06/01/15                                                      NR/NR*               194,833

    224,000    5.300%, 06/01/16                                                      NR/NR*               202,223

    236,000    5.500%, 06/01/17                                                      NR/NR*               211,267

    249,000    5.650%, 06/01/18                                                      NR/NR*               222,362


               Clark County, Nevada Improvement District
    250,000    5.000%, 08/01/16                                                      NR/NR*               185,325

               Coral Canyon, Utah Special Service District

     90,000    5.000%, 07/15/13                                                      NR/NR*                86,324

    250,000    5.500%, 07/15/18                                                      NR/NR*               218,673


               Florida State Department of Environmental Protection Revenue
  1,800,000    5.250%, 07/01/20 National Public Finance Guarantee Insured            A1/AA-             1,899,306

               Henderson, Nevada Local  Improvement District
     95,000    4.500%, 09/01/12                                                      NR/NR*                90,013
    295,000    5.000%, 09/01/14                                                      NR/NR*               270,722
    295,000    5.000%, 09/01/15                                                      NR/NR*               265,385
    235,000    5.000%, 03/01/16                                                      NR/NR*               204,553

               Holladay, Utah  Redevelopment Agency
  2,877,500    4.900%, 12/30/20                                                      NR/NR*             2,419,460

               Jordanelle, Utah Special Service District

    186,000    5.000%, 11/15/14                                                      NR/NR*               173,252

    196,000    5.100%, 11/15/15                                                      NR/NR*               181,580

    206,000    5.200%, 11/15/16                                                      NR/NR*               188,401

    216,000    5.300%, 11/15/17                                                      NR/NR*               195,037

    228,000    5.400%, 11/15/18                                                      NR/NR*               204,988

    240,000    5.500%, 11/15/19                                                      NR/NR*               213,242

    253,000    5.600%, 11/15/20                                                      NR/NR*               222,377

    268,000    5.700%, 11/15/21                                                      NR/NR*               232,139

    283,000    5.800%, 11/15/22                                                      NR/NR*               241,781

    299,000    6.000%, 11/15/23                                                      NR/NR*               259,628


               Jordanelle, Utah Special Service Improvement District

    175,000    8.000%, 10/01/11                                                      NR/NR*               178,327


               La Verkin, Utah Sales and Franchise Tax Revenue
    571,000    5.100%, 07/15/27                                                      NR/NR*               490,632

               Lehi, Utah Sales Tax

    790,000    5.000%, 06/01/24 FSA Insured                                         Aa3/AAA               847,133


               Mesquite, Nevada New Special Improvement District
    240,000    5.300%, 08/01/11                                                      NR/NR*               233,386
    175,000    4.600%, 08/01/11                                                      NR/NR*               167,657
    185,000    4.750%, 08/01/12                                                      NR/NR*               173,188
    220,000    4.900%, 08/01/13                                                      NR/NR*               201,681
    135,000    5.250%, 08/01/17                                                      NR/NR*               116,748
    300,000    5.350%, 08/01/19                                                      NR/NR*               246,222
    130,000    5.400%, 08/01/20                                                      NR/NR*               105,162
    475,000    5.500%, 08/01/25                                                      NR/NR*               360,326

               Mountain Regional Water District, Utah Special Assessment
  1,320,000    7.000%, 12/01/18                                                      NR/NR*             1,320,000

               Mountain Regional Water, Utah Special Service District
  2,000,000    5.000%, 12/15/20 National Public Finance Guarantee Insured           Baa1/A+             2,024,740

               North Ogden, Utah Sales Tax Revenue

    195,000    5.000%, 11/01/24 Syncora Guarantee Inc. Insured                       NR/A+                213,701


               Payson City, Utah Sales Tax Revenue
    445,000    5.000%, 08/01/21 FSA Insured                                         Aa3/AAA               492,860

               Pembroke Harbor, Florida Community Development District Revenue

  1,800,000    7.000%, 05/01/38                                                      NR/NR*             1,334,934


               Salt Lake City, Utah Sales Tax

    955,000    5.000%, 02/01/21                                                      NR/AAA             1,048,762

  1,005,000    5.000%, 02/01/22                                                      NR/AAA             1,099,018

  1,060,000    5.000%, 02/01/23                                                      NR/AAA             1,154,806

  1,115,000    5.000%, 02/01/24                                                      NR/AAA             1,210,176


               Sandy City, Utah Sales Tax

    605,000    5.000%, 09/15/20 AMBAC Insured                                        NR/AA+               635,879


               South Weber City, Utah

    525,000    5.000%, 01/15/24 National Public Finance Guarantee Insured            Baa1/A               567,935


               Springville, Utah Special Assessment Revenue
    400,000    5.500%, 01/15/17                                                      NR/NR*               354,468
    457,000    5.650%, 01/15/18                                                      NR/NR*               393,820
    483,000    5.800%, 01/15/19                                                      NR/NR*               412,564
    510,000    5.900%, 01/15/20                                                      NR/NR*               432,337
    540,000    6.000%, 01/15/21                                                      NR/NR*               454,977

               Vernal City, Utah Sales Tax Revenue

    515,000    4.750%, 09/01/31 Assured Guaranty Insured                             NR/AAA               534,776

    300,000    4.875%, 09/01/34 Assured Guaranty Insured                             NR/AAA               311,331


               Wasatch County, Utah Building Authority

    130,000    5.000%, 10/01/15                                                      A3/NR                139,706

    135,000    5.000%, 10/01/16                                                      A3/NR                143,980


               Wasatch County, Utah Sales Tax

    205,000    5.000%, 12/01/16 AMBAC Insured                                        NR/A+                219,742

    210,000    5.000%, 12/01/17 AMBAC Insured                                        NR/A+                223,919

    225,000    5.000%, 12/01/18 AMBAC Insured                                        NR/A+                238,374


               Washington City, Utah Sales Tax

    680,000    5.250%, 11/15/17 AMBAC Insured                                         NR/A                745,912


               Weber County, Utah Sales Tax

    385,000    5.000%, 07/01/23 AMBAC Insured                                        A2/NR                404,227


               West Valley City, Utah Redevelopment Agency
  1,625,000    5.000%, 03/01/21                                                      NR/A-              1,720,241
    320,000    5.000%, 03/01/22                                                      NR/A-                337,315
    350,000    5.000%, 03/01/23                                                      NR/A-                367,371
  1,000,000    5.000%, 03/01/24                                                      NR/A-              1,046,160

                                                                                                  ---------------
               Total Tax Revenue                                                                       32,374,837
                                                                                                  ---------------

               Transportation (2.8%)
               -------------------------------------------------------------------

               Alaska State International Airport Revenue

    175,000    5.000%, 10/01/24 AMBAC Insured AMT                                   Aa3/NR++              176,307


               Florida State Turnpike Authority Turnpike Revenue
    500,000    4.500%, 07/01/22 National Public Finance Guarantee Insured           Aa3/AA-               521,635

               Indiana Finance Authority Highway Revenue

  1,950,000    4.500%, 12/01/25 National Public Finance Guarantee FGIC Insured      Aa2/AA+             2,018,660


               Miami-Dade County, Florida Aviation Revenue
    600,000    5.000%, 10/01/24 National Public Finance Guarantee FGIC Insured AMT    A2/A                593,142

               North Texas Turnpike Authority Revenue
  2,000,000    6.100%, 01/01/28                                                      A2/A-              2,236,340

               Port of Seattle, Washington Revenue
  1,095,000    5.100%, 04/01/24 AMT National Public Finance Guarantee FGIC
               Insured                                                              Aa2/AA-             1,097,814

               Utah Transit Authority Sales Tax & Transportation Revenue
  1,450,000    4.125%, 06/15/22 FSA Insured                                         Aa3/AAA             1,512,336
    195,000    5.250%, 06/15/32 FSA Insured                                         Aa3/AAA               230,151

                                                                                                  ---------------
               Total Transportation                                                                     8,386,385
                                                                                                  ---------------

               Utility (9.9%)
               -------------------------------------------------------------------

               Alaska Industrial Development & Export Authority
    400,000    4.625%, 12/01/16 AMBAC Insured AMT                                    NR/NR*               384,988

               Cowlitz County, Washington Public Utility District
               Electric Revenue
  1,000,000    4.500%, 09/01/26 National Public Finance Guarantee Insured             A3/A              1,018,990

               Eagle Mountain, Utah Gas & Electric
  1,385,000    4.250%, 06/01/20 Radian Insured                                      NR/BBB-             1,301,014
  1,440,000    5.000%, 06/01/21 Radian Insured                                      NR/BBB-             1,442,722
  1,515,000    5.000%, 06/01/22 Radian Insured                                      NR/BBB-             1,510,682

               Garland, Texas Water & Sewer
    440,000    4.500%, 03/01/21 AMBAC Insured                                        NR/AA                458,172

               Houston, Texas Utility System Revenue, Refunding
  4,665,000    5.125%, 05/15/28 Series A                                             A1/AA              4,899,836

               Indianapolis, Indiana Gas Utility

    505,000    5.000%, 08/15/24 AMBAC Insured                                        Aa3/A+               505,111


               Intermountain Power Agency Utilities Light & Power Service, Utah

    250,000    5.250%, 07/01/23                                                      A1/A+                262,865


               JEA, Florida Electric System Revenue
    500,000    5.000%, 10/01/26                                                      Aa3/A+               515,660

               Manti City, Utah Electric System Revenue

    603,000    5.750%, 02/01/17                                                      NR/NR*               578,609


               Murray City, Utah Utility Electric Revenue

  1,340,000    5.000%, 06/01/25 AMBAC Insured                                        A2/NR              1,443,502


               Orem, Utah Water & Storm Sewer Revenue
  1,000,000    5.000%, 07/15/26                                                     NR/AA++             1,107,690

               Pleasant Grove City, Utah Water Revenue

    760,000    4.625%, 12/01/23 FSA Insured                                          NR/AAA               833,317


               Port St. Lucie, Florida Utility System Revenue
  2,500,000    5.250%, 09/01/23 National Public Finance Guarantee Insured            A2/NR              2,724,625

               Puerto Rico Electric Power Authority Revenue
  2,000,000    5.000%, 07/01/37 Series TT                                           A3/BBB+             1,996,860

               Rockport, Indiana Pollution Control Revenue Indiana
               Michigan Power Company Project
  1,500,000    4.625%, 06/01/25 Series A FGIC Insured                               Baa2/BBB            1,458,375

               Salem, Utah Electric Revenue

    140,000    5.400%, 11/01/09                                                      NR/NR*               140,298


               Santa Clara Utah Storm Drain Revenue
    877,000    5.100%, 09/15/26                                                      NR/NR*               722,946

               Southern Utah Valley Power System

    210,000    5.250%, 09/15/13 National Public Finance Guarantee Insured            Baa1/A               231,128

    225,000    5.250%, 09/15/14 National Public Finance Guarantee Insured            Baa1/A               246,348

    235,000    5.250%, 09/15/15 National Public Finance Guarantee Insured            Baa1/A               254,625

    185,000    5.125%, 09/15/21 National Public Finance Guarantee Insured            Baa1/A               195,088


               St. George, Utah Electric Revenue

    250,000    5.000%, 06/01/38 FSA Insured                                         Aa3/NR++              264,003


               Tacoma, Washington Solid Waste Utility Revenue
  1,000,000    5.000%, 12/01/23 Syncora Guarantee Inc. Insured                       A2/AA              1,068,060

               Utah Assessed Municipal Power System

  1,000,000    5.000%, 04/01/21 FSA Insured                                         Aa3/AAA             1,068,860


               Utah Water Conservancy District
  1,400,000    5.250%, 01/15/27                                                       NR/A              1,490,846

               Washington, Utah Electric Revenue
    985,000    5.000%, 09/01/21 Syncora Guarantee Inc. Insured                      Baa1/NR             1,070,468

               Wyoming Municipal Power Agency Systems Revenue
  1,000,000    4.500%, 01/01/29+                                                     A2/A-                987,260

                                                                                                  ---------------
               Total Utility                                                                           30,182,948
                                                                                                  ---------------

               Water and Sewer (3.9%)
               -------------------------------------------------------------------

               Eagle Mountain, Utah Water and Sewer
    690,000    4.750%, 11/15/25 National Public Finance Guarantee Insured           Baa1/A+               718,235

               Jacksonville, Florida Water and Sewer System Revenue
    160,000    4.625%, 10/01/22                                                     Aa3/AA-               160,501

               Mesquite, Texas Waterworks & Sewer
    225,000    4.500%, 03/01/24 FSA Insured                                         Aa3/AAA               233,548

               Murray City, Utah Sewer and Water

    440,000    5.000%, 10/01/19 AMBAC Insured                                        A2/NR                467,232


               Ogden City, Utah Sewer & Water Revenue

    750,000    4.625%, 06/15/38 FSA Insured                                         Aa3/NR++              762,038


               Pleasant Grove, Utah Water Revenue

    450,000    4.300%, 12/01/20 National Public Finance Guarantee Insured           Baa1/A+               470,565


               Smithfield, Utah Water Revenue
     90,000    4.750%, 06/01/17                                                      NR/NR*                82,701

     94,000    4.800%, 06/01/18                                                      NR/NR*                85,338

     99,000    4.850%, 06/01/19                                                      NR/NR*                88,791
    103,000    4.900%, 06/01/20                                                      NR/NR*                91,554

    108,000    5.000%, 06/01/21                                                      NR/NR*                96,686

    126,000    5.150%, 06/01/22                                                      NR/NR*               112,291

    132,000    5.200%, 06/01/23                                                      NR/NR*               117,180

    139,000    5.250%, 06/01/24                                                      NR/NR*               123,229

    114,000    5.050%, 06/01/25                                                      NR/NR*               100,793

    120,000    5.100%, 06/01/26                                                      NR/NR*               105,978

               Upper Trinity Regional Water District, Texas
    205,000    4.500%, 08/01/20 AMBAC Insured                                        A3/A-                213,737

               Utah Water Finance Agency Revenue

    200,000    5.250%, 07/01/16 AMBAC Insured                                        NR/NR*               216,176

    310,000    5.000%, 10/01/17 AMBAC Insured                                        NR/NR*               329,425

    510,000    5.000%, 07/01/18 AMBAC Insured                                        A2/NR                542,084

    105,000    5.000%, 10/01/20 AMBAC Insured                                        NR/NR*               110,132

    830,000    4.500%, 10/01/22 AMBAC Insured                                        A1/NR                865,640

    740,000    5.125%, 07/01/23 AMBAC Insured                                        NR/NR*               771,102

    870,000    4.500%, 10/01/23 AMBAC Insured                                        A1/NR                904,287
  2,570,000    5.000%, 10/01/25 AMBAC Insured                                        A2/NR              2,695,519
  1,400,000    4.500%, 10/01/28 AMBAC Insured                                        A1/NR              1,449,392

                                                                                                  ----------------
               Total Water and Sewer                                                                    11,914,154
                                                                                                  ----------------

               Total Revenue Bonds                                                                     264,244,555
                                                                                                  ----------------

               Total Investments (cost $300,357,691-note b)                                 98.8%      301,706,463


               Other assets less liabilities                                                  1.2        3,810,905
                                                                                  --------------------------------

               Net Assets                                                                  100.0%     $305,517,368
                                                                                  ================================

                                                                                   Percent of
               Portfolio Distribution By Quality Rating (unaudited)              Investments 1
               ----------------------------------------------------              --------------


                                        Aaa of Moody's or AAA of S&P                     13.5 %

                                        Aa of Moody's or AA of S&P                       30.9

                                        A of Moody's or S&P                              17.3

                                        Baa of Moody's or BBB of S&P                      6.1

                                        Not rated*                                       32.2
                                                                                        -------

                                                                                        100.0 %
                                                                                        =======

(1) Calculated using the highest rating of the two rating services.

* Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

  Fitch Ratings
  -------------
  + AAA
  ++ AA
  +++ A
  ++++ BBB

  + Security traded on a "when-issued" basis.

  ++ These securities are pledged as collateral for the Fund's when - issued commitments.

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------
                        AMBAC - American Municipal Bond Assurance Corp. AMT- Alternative Minimum Tax
                        COP -Certificates of Participation
                        FGIC- Financial Guaranty Insurance Co.
                        FSA - Financial Security Assurance
                        LOC - Letter of Credit
                        NR - Not Rated

Note: National Public Finance Guarantee formerly known as National-re.

On November 2, 2009, Assured Guaranty Ltd. the holding company for Assured Guaranty Corp. and Financial Security Assurance Inc. ("FSA") announced that pending regulatory approval, it will change the name of its subsidiary FSA to Assured Guaranty Municipal Corp. The Company also plans to change the names of the FSA companies worldwide. See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                             TAX-FREE FUND FOR UTAH
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $300,287,277 amounted to $1,419,186, which consisted of aggregate gross unrealized appreciation of $9,180,513 and aggregate gross unrealized depreciation of $7,761,327.

(c) Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective July 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments (details of which can be found in the Schedule of Investments), used to value the Fund's net assets as of September 30, 2009:

                                                             Investments in
 Valuation Inputs                                               Securities

 Level 1 - Quoted Prices                                    $            -
 Level 2 - Other Significant Observable Inputs
                            Municipal Bonds                 $  301,706,463

 Level 3 - Significant Unobservable Inputs                  $            -
                                                           ------------------
 Total                                                      $  301,706,463
                                                           ==================



Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND FOR UTAH



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 25, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 25, 2009



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 25, 2009